Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.05%
FHLMC	8.50%	7-1-2028	$184	$185
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.95	2-1-2037	17,064	17,550
FHLMC (5 Year Treasury Constant Maturity+2.15%)±	3.93	9-1-2032	75,717	74,505
FHLMC Series 2390 Class FD (30 Day Average U.S. SOFR+0.56%)±	4.19	12-15-2031	911	910
FHLMC Series 2567 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.14	2-15-2033	11,360	11,341
FNMA	6.00	4-1-2033	26,182	25,950
FNMA Series 2001-25 Class Z	6.00	6-25-2031	8,626	8,782
FNMA Series 2001-35 Class F (30 Day Average U.S. SOFR+0.71%)±	4.33	7-25-2031	764	766
FNMA Series 2001-57 Class F (30 Day Average U.S. SOFR+0.61%)±	4.23	6-25-2031	769	770
FNMA Series 2002-77 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.14	12-18-2032	2,672	2,670
FNMA Series 2002-97 Class FR (30 Day Average U.S. SOFR+0.66%)±	4.28	1-25-2033	1,180	1,181
GNMA	6.50	6-15-2028	1,379	1,404
GNMA Series 2019-H06 Class HIƒ±±	1.78	4-20-2069	330,585	957
Total agency securities (Cost $164,510)				146,971
Asset-backed securities: 4.47%
ABFC Trust Series 2003-AHL1 Class A1±±	4.18	3-25-2033	30,165	29,870
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	127,352	115,463
Bayfront IABS VIII Pte. Ltd. Series 8A Class B (U.S. SOFR+1.80%)144A±	5.43	7-11-2047	1,000,000	999,349
BSPRT Issuer LLC Series 2025-FL12 Class A (U.S. SOFR 1 Month+1.39%)144A±	5.07	1-17-2043	1,000,000	1,001,447
Centex Home Equity Loan Trust Series 2002-A Class AF6	5.54	1-25-2032	1,743	1,749
Golub Capital Partners ABS Funding Ltd. Series 2019-1 Class AR144A	3.10	7-20-2030	990,465	941,259
GS Mortgage-Backed Securities Trust Series 2025-HE2 Class M1 (30 Day Average U.S. SOFR+1.90%)144A±	5.52	12-25-2065	1,000,000	1,006,810
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	841,856	758,557
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.02	2-19-2037	339,325	339,642
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	5.87	2-19-2037	1,000,000	997,500
Mid-State Trust XI Series 11 Class A1	4.86	7-15-2038	7,748	7,746
New Century Home Equity Loan Trust Series 2004-3 Class M1 (U.S. SOFR 1 Month+1.04%)±	4.77	11-25-2034	501,624	499,183
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	1,000,000	580,625
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	900,000	888,026
Starwood LLC Series 2025-FL4 Class A (U.S. SOFR 1 Month+1.45%)144A±	5.12	11-19-2042	1,000,000	1,001,426
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 1

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Starwood LLC Series 2025-SIF5A Class A (U.S. SOFR 3 Month+1.55%)144A±	5.30%	4-15-2037	$1,000,000	$999,974
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	482,130	477,059
Terwin Mortgage Trust Series 2003-6HE Class A3 (U.S. SOFR 1 Month+1.25%)±	4.98	11-25-2033	80,804	73,367
TRTX Issuer Ltd. Series 2025-FL7 Class A (U.S. SOFR 1 Month+1.45%)144A±	5.12	6-18-2043	1,000,000	1,002,034
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37	4-20-2055	510,000	514,141
Vital Care Issuer LLC Series 2025-1A Class A2144A	6.74	1-30-2056	39,800	39,875
Total asset-backed securities (Cost $12,716,164)				12,275,102

	Shares
Common stocks: 0.56%
Energy: 0.40%
Oil, gas & consumable fuels: 0.40%
Enviva, Inc. (Acquired 12-06-2024, cost $325,099)†˃	59,579	1,117,106
Health care: 0.16%
Health care providers & services: 0.16%
Modivcare Topco LLC†	87,220	430,693
Total common stocks (Cost $615,306)		1,547,799

			Principal
Corporate bonds and notes: 63.62%
Basic materials: 2.41%
Chemicals: 1.92%
Celanese U.S. Holdings LLC	7.38	7-15-2032	$395,000	413,294
Celanese U.S. Holdings LLC	7.70	11-15-2033	920,000	973,858
Chemours Co.144A	7.88	3-15-2034	430,000	418,432
Chemours Co.144A	8.00	1-15-2033	890,000	876,034
FMC Corp.	5.65	5-18-2033	550,000	491,313
FMC Corp.144A	8.00	6-1-2031	140,000	144,764
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	930,000	930,000
SCIH Salt Holdings, Inc.144A%%	6.63	8-15-2031	750,000	749,865
SCIH Salt Holdings, Inc.144A%%	8.00	8-15-2032	285,000	282,846
				5,280,406
Iron/steel: 0.49%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	1,340,000	1,342,807
Communications: 9.27%
Advertising: 0.96%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	1,220,000	1,258,436
See accompanying notes to portfolio of investments
2 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Advertising(continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63%	3-15-2030	$590,000	$569,821
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	775,000	801,732
				2,629,989
Internet: 1.82%
AP Core Holdings II LLC144A	11.00	5-15-2031	490,000	511,566
Arches Buyer, Inc.144A	6.13	12-1-2028	855,000	835,791
Arches Buyer, Inc.144A%%	9.00	8-15-2031	850,000	854,429
Match Group Holdings II LLC144A	5.63	2-15-2029	791,000	788,225
Match Group Holdings II LLC144A	6.13	9-15-2033	545,000	530,635
Sopaipilla Investor LLC144A	7.53	11-30-2048	495,000	513,060
Wayfair LLC144A	6.75	11-15-2032	950,000	967,110
				5,000,816
Media: 3.82%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	1,340,000	1,094,094
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	2,550,000	2,326,626
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	900,000	776,148
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	3-30-2029	675,000	667,573
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	9.25	6-1-2032	415,000	424,663
Discovery Global Holdings, Inc.	4.05	3-15-2029	635,000	623,703
Discovery Global Holdings, Inc.	4.28	3-15-2032	666,000	591,788
Discovery Global Holdings, Inc.	5.05	3-15-2042	515,000	357,925
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	976,477	990,343
Gray Media, Inc.144A	9.63	7-15-2032	595,000	601,394
News Corp.144A	5.13	2-15-2032	500,000	481,527
Paramount Global	4.20	5-19-2032	550,000	467,670
Sirius XM Radio LLC144A	4.13	7-1-2030	1,190,000	1,112,281
				10,515,735
Telecommunications: 2.67%
APLD ComputeCo 2 LLC144A	6.75	3-15-2031	495,000	483,867
APLD ComputeCo LLC144A	9.25	12-15-2030	910,000	967,108
Black Pearl Compute LLC144A	6.13	2-15-2031	490,000	489,179
Core Scientific Finance I LLC144A	7.75	5-15-2031	505,000	494,509
Edged Compute LLC144A	7.50	4-30-2031	510,000	483,427
Level 3 Financing, Inc.144A	6.88	6-30-2033	655,000	662,827
Level 3 Financing, Inc.144A	8.50	1-15-2036	720,000	749,075
PR RNO Property Owner 1 LLC144A	6.50	5-1-2031	700,000	659,133
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	262,500	262,857
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	595,000	552,514
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	8.63	6-15-2032	280,000	285,953
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 3

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25%	10-1-2031	$825,000	$858,849
WULF Compute LLC144A	7.75	10-15-2030	365,000	379,223
				7,328,521
Consumer, cyclical: 10.90%
Apparel: 0.58%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	1,486,348	1,595,608
Auto manufacturers: 0.28%
Ford Motor Co.	4.75	1-15-2043	750,000	576,109
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	175,000	178,571
				754,680
Auto parts & equipment: 1.20%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	805,000	830,783
Adient Global Holdings Ltd.144A	8.25	4-15-2031	145,000	150,767
American Axle & Manufacturing, Inc.144A	7.75	10-15-2033	985,000	969,951
Goodyear Tire & Rubber Co.	8.88	7-15-2032	470,000	482,390
ZF North America Capital, Inc.144A	6.88	4-23-2032	490,000	481,410
ZF North America Capital, Inc.144A	7.50	3-24-2031	385,000	387,685
				3,302,986
Distribution/wholesale: 0.25%
Veritiv Operating Co.144A	10.50	11-30-2030	670,000	687,373
Entertainment: 1.42%
Churchill Downs, Inc.144A	6.75	5-1-2031	800,000	809,514
Cinemark USA, Inc.144A	7.00	8-1-2032	1,425,000	1,460,833
Six Flags Entertainment Corp.144A	7.25	5-15-2031	200,000	196,119
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC144A	8.63	1-15-2032	420,000	424,794
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	1,005,000	1,011,828
				3,903,088
Home builders: 0.94%
Ashton Woods USA LLC/Ashton Woods Finance Co.144A	6.88	8-1-2033	880,000	877,950
Century Communities, Inc.144A	6.63	9-15-2033	495,000	496,625
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	690,000	701,184
Tri Pointe Homes, Inc.	5.70	6-15-2028	515,000	515,188
				2,590,947
Housewares: 0.73%
American Greetings Corp.144A	8.88	1-15-2032	625,000	616,378
Newell Brands, Inc.	6.38	5-15-2030	605,000	611,643
Newell Brands, Inc.144A	8.50	6-1-2028	755,000	788,020
				2,016,041
See accompanying notes to portfolio of investments
4 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time: 1.40%
Carnival Corp. Ltd.144A	5.75%	8-1-2032	$925,000	$916,475
Carnival Corp. Ltd.144A	6.13	2-15-2033	725,000	725,036
NCL Corp. Ltd.144A	6.25	9-15-2033	850,000	807,967
NCL Corp. Ltd.144A	6.75	2-1-2032	380,000	372,462
NCL Corp. Ltd.144A	7.75	2-15-2029	275,000	285,514
Viking Cruises Ltd.144A	5.88	10-15-2033	235,000	232,694
Viking Cruises Ltd.144A	7.00	2-15-2029	500,000	501,028
				3,841,176
Lodging: 0.33%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	625,000	639,508
Las Vegas Sands Corp.	6.20	8-15-2034	255,000	257,497
				897,005
Retail: 3.77%
Advance Auto Parts, Inc.144A	7.38	8-1-2033	900,000	928,917
Carvana Co.144A	9.00	6-1-2030	1,375,000	1,417,250
Carvana Co.144A	9.00	6-1-2031	500,000	549,960
FirstCash, Inc.144A	4.63	9-1-2028	250,000	245,380
FirstCash, Inc.144A	6.88	3-1-2032	1,105,000	1,120,878
Lithia Motors, Inc.144A	4.38	1-15-2031	670,000	634,233
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	580,000	581,732
Michaels Cos., Inc.144A	8.50	3-15-2033	505,000	500,266
Michaels Cos., Inc.144A	11.00	3-15-2034	1,050,000	1,027,840
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	830,000	838,639
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	955,000	950,143
QXO Building Products, Inc.144A	6.88	7-15-2034	425,000	425,635
Sonic Automotive, Inc.144A	4.88	11-15-2031	695,000	663,830
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	470,000	478,658
				10,363,361
Consumer, non-cyclical: 8.82%
Commercial services: 3.15%
ADT Security Corp.144A	5.88	10-15-2033	340,000	329,672
Allied Universal Holdco LLC144A	7.88	2-15-2031	645,000	669,673
Block, Inc.	6.50	5-15-2032	895,000	904,222
CoreCivic, Inc.	8.25	4-15-2029	955,000	991,465
GEO Group, Inc.	8.63	4-15-2029	425,000	443,060
GEO Group, Inc.	10.25	4-15-2031	845,000	911,248
Global Payments, Inc.	4.88	11-15-2030	500,000	486,356
Herc Holdings, Inc.144A	7.00	6-15-2030	885,000	912,673
Herc Holdings, Inc.144A	7.25	6-15-2033	775,000	799,692
Service Corp. International	5.75	10-15-2032	1,055,000	1,046,370
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	1,200,000	1,157,550
				8,651,981
Food: 0.97%
Industrial F&B Investments III, Inc.144A	7.75	2-11-2033	580,000	588,877
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 5

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food(continued)
Lamb Weston Holdings, Inc.144A	4.38%	1-31-2032	$570,000	$534,247
Performance Food Group, Inc.144A	6.13	9-15-2032	495,000	496,398
U.S. Foods, Inc.144A	5.75	4-15-2033	1,060,000	1,048,785
				2,668,307
Healthcare-services: 4.38%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	465,000	429,386
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	580,000	569,850
CHS/Community Health Systems, Inc.144A	6.88	4-15-2029	535,000	515,970
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	288,000	303,781
CommonSpirit Health (AG Insured)	3.82	10-1-2049	750,000	535,046
Concentra Health Services, Inc.144A	6.88	7-15-2032	1,105,000	1,136,268
DaVita, Inc.144A	6.88	9-1-2032	1,740,000	1,788,132
HCA, Inc.	5.75	3-1-2035	1,000,000	1,008,280
LifePoint Health, Inc.144A	7.00	5-1-2034	290,000	270,872
Molina Healthcare, Inc.144A	6.25	1-15-2033	1,010,000	998,756
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	665,000	650,367
Radiology Partners, Inc.144A	8.50	7-15-2032	700,000	735,609
Star Parent, Inc.144A	9.00	10-1-2030	1,180,000	1,239,136
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	415,000	416,293
Tenet Healthcare Corp.	6.75	5-15-2031	1,400,000	1,427,759
				12,025,505
Pharmaceuticals: 0.32%
AdaptHealth LLC144A	5.13	3-1-2030	775,000	747,305
CVS Pass-Through Trust	6.04	12-10-2028	132,136	132,562
				879,867
Energy: 6.05%
Energy-alternate sources: 0.00%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	2,845,000	0
Oil & gas: 1.28%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	430,000	446,127
California Resources Corp.144A	7.00	1-15-2034	575,000	563,174
California Resources Corp.144A	7.25	1-15-2035	710,000	701,535
Caturus Energy LLC144A	8.50	2-15-2030	210,000	217,507
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	540,000	526,392
Nabors Industries, Inc.144A	9.13	1-31-2030	592,000	618,927
SM Energy Co.144A	9.63	6-15-2033	400,000	440,011
				3,513,673
Oil & gas services: 1.18%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	710,000	720,166
Bristow Group, Inc.144A	6.75	2-1-2033	810,000	810,929
See accompanying notes to portfolio of investments
6 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas services(continued)
Oceaneering International, Inc.144A	6.88%	7-15-2034	$895,000	$915,776
SESI LLC144A	7.88	9-30-2030	795,000	804,401
				3,251,272
Pipelines: 3.59%
Boardwalk Pipelines LP	4.80	5-3-2029	750,000	748,756
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	960,000	934,693
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	765,000	801,749
Excelerate Energy LP144A	8.00	5-15-2030	740,000	775,285
Harvest Midstream I LP144A	6.75	5-15-2034	625,000	627,488
Harvest Midstream I LP144A	7.50	5-15-2032	285,000	292,207
Hess Midstream Operations LP144A	5.50	10-15-2030	300,000	298,934
Prairie Acquiror LP144A	9.00	8-1-2029	375,000	386,820
Rockies Express Pipeline LLC144A	6.75	3-15-2033	300,000	305,008
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,300,000	1,290,713
Venture Global LNG, Inc.144A	8.38	6-1-2031	650,000	671,969
Venture Global LNG, Inc.144A	9.88	2-1-2032	820,000	873,036
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	780,000	776,864
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	985,000	1,068,744
				9,852,266
Financial: 14.56%
Banks: 1.62%
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	1,960,000	1,968,896
PNC Financial Services Group, Inc. Series U (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.00	5-15-2027	985,000	984,090
Santander Holdings USA, Inc. (U.S. SOFR+1.88%)±	5.74	3-20-2031	500,000	506,665
Wells Fargo & Co. (5 Year Treasury Constant Maturity+2.77%)ʊ±	6.85	9-15-2029	955,000	983,069
				4,442,720
Diversified financial services: 4.39%
EZCORP, Inc.144A	7.38	4-1-2032	495,000	517,506
First Eagle Holdings, Inc.144A	7.25	8-15-2032	490,000	495,721
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	960,000	975,287
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	435,000	432,825
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	525,000	535,038
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	765,000	789,498
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	295,000	308,038
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	625,000	651,585
OneMain Finance Corp.	7.13	9-15-2032	1,005,000	1,015,522
OneMain Finance Corp.	7.88	3-15-2030	955,000	988,606
PRA Group, Inc.144A	5.00	10-1-2029	561,000	531,418
Provident Funding Associates LP/PFG Finance Corp.144A	9.75	9-15-2029	650,000	671,136
Rocket Cos., Inc.144A	6.13	8-1-2030	340,000	342,756
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 7

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Rocket Cos., Inc.144A	6.50%	8-1-2029	$200,000	$202,627
Rocket Cos., Inc.144A	7.13	2-1-2032	825,000	845,580
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	4.00	10-15-2033	665,000	587,303
Synchrony Financial	5.15	3-19-2029	750,000	748,031
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,100,000	1,027,326
United Wholesale Mortgage LLC144A	6.25	3-15-2031	295,000	263,213
WS Escrow LLC144A	7.75	6-1-2033	140,000	144,852
				12,073,868
Insurance: 4.64%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer144A	7.38	10-1-2032	2,030,000	2,041,388
AmWINS Group, Inc.144A	6.38	2-15-2029	530,000	532,143
Assurant, Inc.	3.70	2-22-2030	750,000	713,472
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.00	12-31-2032	285,000	288,313
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.38	2-1-2034	790,000	719,775
Athene Holding Ltd.	4.13	1-12-2028	750,000	740,658
Athene Holding Ltd. (5 Year Treasury Constant Maturity+2.58%)±	6.88	6-28-2055	500,000	472,280
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance144A	7.13	5-15-2031	475,000	479,028
Broadstreet Partners Group LLC144A	5.88	4-15-2029	1,005,000	982,638
Global Atlantic Fin Co. (5 Year Treasury Constant Maturity+3.55%)144A±	7.25	3-1-2056	490,000	470,756
HUB International Ltd.144A	5.63	12-1-2029	415,000	413,369
HUB International Ltd.144A	7.38	1-31-2032	1,000,000	1,022,750
Liberty Mutual Group, Inc.144A	4.57	2-1-2029	750,000	743,011
MetLife, Inc.	6.40	12-15-2036	1,000,000	1,008,815
Prudential Financial, Inc. (U.S. SOFR 3 Month+2.38%)±	4.50	9-15-2047	750,000	740,562
Sammons Financial Group, Inc.144A	4.45	5-12-2027	750,000	748,215
Sompo International Holdings Ltd.	7.00	7-15-2034	575,000	620,044
				12,737,217
Investment companies: 0.36%
Golub Capital Private Credit Fund BDC	5.88	5-1-2030	500,000	489,965
HA Sustainable Infrastructure Capital, Inc. (5 Year Treasury Constant Maturity+4.30%)±	8.00	6-1-2056	475,000	498,630
				988,595
REITs: 3.55%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	600,000	620,048
Brandywine Operating Partnership LP	6.13	1-15-2031	345,000	331,594
Brandywine Operating Partnership LP	8.88	4-12-2029	455,000	476,881
Iron Mountain, Inc.144A	4.50	2-15-2031	1,330,000	1,258,770
Iron Mountain, Inc.144A	5.25	7-15-2030	1,455,000	1,421,843
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	1,020,000	1,054,296
See accompanying notes to portfolio of investments
8 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Omega Healthcare Investors, Inc.	4.50%	4-1-2027	$600,000	$599,419
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	7.00	2-1-2030	635,000	645,264
Piedmont Operating Partnership LP	2.75	4-1-2032	350,000	297,828
RHP Hotel Properties LP/RHP Finance Corp.144A	5.75	3-15-2034	725,000	709,978
RHP Hotel Properties LP/RHP Finance Corp.144A	6.50	6-15-2033	695,000	707,133
Starwood Property Trust, Inc.144A	6.50	7-1-2030	850,000	863,289
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	270,000	257,625
Vornado Realty LP	5.75	2-1-2033	530,000	525,511
				9,769,479
Industrial: 4.74%
Building materials: 1.44%
Builders FirstSource, Inc.144A	6.75	5-15-2035	1,095,000	1,084,114
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	1,030,000	1,046,889
Quikrete Holdings, Inc.144A	6.75	3-1-2033	1,015,000	1,028,420
Standard Building Solutions, Inc.144A	6.25	8-1-2033	800,000	791,258
				3,950,681
Electrical components & equipment: 0.66%
Energizer Holdings, Inc.144A	4.38	3-31-2029	800,000	770,469
WESCO Distribution, Inc.144A	6.63	3-15-2032	1,015,000	1,035,532
				1,806,001
Electronics: 0.33%
Keysight Technologies, Inc.	4.60	4-6-2027	600,000	600,205
Sensata Technologies, Inc.144A	6.63	7-15-2032	300,000	307,125
				907,330
Engineering & construction: 0.18%
Jacobs Solutions, Inc.	4.75	3-3-2031	500,000	488,982
Environmental control: 0.23%
Clean Harbors, Inc.144A	6.38	2-1-2031	615,000	621,309
Machinery-diversified: 0.07%
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	200,000	199,975
Packaging & containers: 0.90%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	4.00	9-1-2029	745,000	707,269
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	930,000	888,805
Sword Purchaser LLC144A	8.25	4-15-2033	850,000	869,410
				2,465,484
Transportation: 0.17%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	480,000	482,751
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 9

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trucking & leasing: 0.76%
FTAI Aviation Investors LLC144A	5.50%	5-1-2028	$700,000	$697,674
FTAI Aviation Investors LLC144A	7.00	5-1-2031	1,000,000	1,027,788
FTAI Aviation Investors LLC144A	7.00	6-15-2032	365,000	372,674
				2,098,136
Technology: 4.38%
Computers: 0.28%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	740,000	768,207
Office/business equipment: 0.29%
Zebra Technologies Corp.144A	6.50	6-1-2032	775,000	783,737
Semiconductors: 0.63%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.50	1-15-2028	750,000	737,814
Entegris, Inc.144A	4.75	4-15-2029	500,000	491,658
Entegris, Inc.144A	5.95	6-15-2030	510,000	510,169
				1,739,641
Software: 3.18%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	735,000	708,965
AthenaHealth Group, Inc.144A	7.50	2-15-2032	715,000	733,032
Cloud Software Group LLC144A	8.25	6-30-2032	1,035,000	979,097
Cloud Software Group LLC144A	9.00	9-30-2029	910,000	891,574
CoreWeave, Inc.144A	9.00	2-1-2031	860,000	776,317
CoreWeave, Inc.144A	9.75	10-1-2031	805,000	730,427
Ellucian Holdings, Inc.144A	6.50	12-1-2029	380,000	365,409
Oak-Eagle AcquireCo, Inc.144A	7.25	7-1-2033	395,000	409,288
Oak-Eagle AcquireCo, Inc.144A	8.75	7-1-2034	425,000	447,732
Oracle Corp.	5.70	2-4-2036	1,000,000	925,768
Rocket Software, Inc.144A	6.50	2-15-2029	205,000	188,883
Rocket Software, Inc.144A	9.00	11-28-2028	725,000	717,596
SS&C Technologies, Inc.144A	6.50	6-1-2032	850,000	856,289
				8,730,377
Utilities: 2.49%
Electric: 2.49%
Duke Energy Corp. (5 Year Treasury Constant Maturity+2.59%)±	6.45	9-1-2054	930,000	952,475
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	670,000	685,472
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	945,000	978,292
NextEra Energy Capital Holdings, Inc. Series BB (5 Year Treasury Constant Maturity+1.77%)±	6.20	10-1-2056	1,475,000	1,441,367
PacifiCorp (5 Year Treasury Constant Maturity+3.29%)±	7.13	8-15-2056	800,000	787,633
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	850,000	863,106
See accompanying notes to portfolio of investments
10 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13%	4-1-2052		$510,000	$506,094
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029		600,000	635,730
					6,850,169
Total corporate bonds and notes (Cost $175,201,601)					174,798,069
Foreign corporate bonds and notes: 11.87%
Financial: 0.37%
Banks: 0.37%
Kreditanstalt fuer Wiederaufbau	5.80	1-19-2028	ZAR	17,500,000	1,021,878
Government securities: 11.50%
Multi-national: 11.50%
Asian Infrastructure Investment Bank	6.00	12-8-2031	INR	185,000,000	1,784,756
Asian Infrastructure Investment Bank	7.20	7-2-2031	INR	175,000,000	1,783,472
European Bank for Reconstruction & Development	6.30	10-26-2027	INR	185,000,000	1,899,733
European Investment Bank	6.50	9-28-2032	ZAR	63,500,000	3,581,587
European Investment Bank	7.25	1-23-2030	ZAR	45,500,000	2,724,509
European Investment Bank	11.00	1-12-2032	BRL	7,800,000	1,436,025
Inter-American Development Bank	7.00	4-17-2033	INR	213,000,000	2,146,520
Inter-American Development Bank	7.35	10-6-2030	INR	176,000,000	1,814,256
International Bank for Reconstruction & Development	9.50	2-9-2029	BRL	22,000,000	4,101,279
International Finance Corp.	8.25	8-25-2034	ZAR	48,000,000	2,883,997
International Finance Corp.	9.00	1-22-2036	ZAR	16,000,000	998,667
International Finance Corp.	10.75	2-15-2028	BRL	8,000,000	1,536,431
International Finance Corp.	11.25	1-13-2031	BRL	14,000,000	2,593,167
International Finance Corp.	11.50	1-16-2030	BRL	12,000,000	2,292,980
					31,577,379
Total foreign corporate bonds and notes (Cost $33,403,848)					32,599,257
Foreign government bonds: 19.90%
Australia: 1.02%
Australia	4.25	3-21-2036	AUD	4,200,000	2,802,510
Colombia: 5.02%
Colombia TES	6.00	4-28-2028	COP	9,000,000,000	2,572,101
Colombia TES	7.75	9-18-2030	COP	17,000,000,000	4,590,618
Colombia TES	13.25	2-9-2033	COP	20,100,000,000	6,634,168
					13,796,887
Hungary: 1.87%
Hungary	6.75	7-23-2031	HUF	1,550,000,000	5,146,032
Indonesia: 2.88%
Indonesia	6.63	2-15-2034	IDR	30,000,000,000	1,587,119
Indonesia	7.00	9-15-2030	IDR	115,000,000,000	6,319,866
					7,906,985
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 11

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Mexico: 4.90%
Mexico	7.50%	5-26-2033	MXN	68,500,000	$3,673,953
Mexico	7.75	5-29-2031	MXN	85,000,000	4,766,616
Mexico	8.00	7-31-2053	MXN	33,500,000	1,623,404
Mexico	8.50	5-31-2029	MXN	58,000,000	3,393,600
					13,457,573
Romania: 3.64%
Romania	5.00	2-12-2029	RON	15,800,000	3,353,116
Romania	7.20	10-30-2033	RON	14,850,000	3,324,731
Romania	7.35	4-28-2031	RON	14,750,000	3,316,086
					9,993,933
United Kingdom: 0.57%
U.K. Gilts	3.75	10-22-2053	GBP	1,625,000	1,583,160
Total foreign government bonds (Cost $53,232,694)					54,687,080
Loans: 18.05%
Basic materials: 0.36%
Chemicals: 0.36%
Chemours Co. (U.S. SOFR 1 Month+3.50%)±	7.23	10-15-2032		$995,000	990,960
Communications: 1.58%
Advertising: 0.36%
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR 1 Month+4.00%)±	7.85	8-23-2028		1,000,000	1,000,710
Internet: 0.49%
Arches Buyer, Inc. (U.S. SOFR 1 Month+3.25%)±	7.08	12-6-2027		1,355,147	1,351,976
Media: 0.50%
DIRECTV Financing LLC (U.S. SOFR 3 Month+4.50%)±	8.32	8-2-2029		817,927	822,246
EW Scripps Co. (U.S. SOFR 1 Month+5.75%)±	9.53	6-30-2028		296,095	295,301
Gray Television, Inc. (U.S. SOFR 1 Month+3.00%)±	6.76	12-1-2028		250,000	250,650
					1,368,197
Telecommunications: 0.23%
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%)±	8.23	9-27-2029		623,620	625,728
Consumer, cyclical: 2.72%
Airlines: 0.24%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.48	4-1-2031		665,179	665,598
Auto parts & equipment: 0.44%
American Axle & Manufacturing, Inc. (U.S. SOFR 3 Month+3.25%)±	6.87	2-3-2033		1,219,562	1,221,087
Distribution/wholesale: 0.26%
Veritiv Corp. (U.S. SOFR 3 Month+4.00%)±	7.73	12-2-2030		743,068	705,254
See accompanying notes to portfolio of investments
12 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment: 0.48%
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+4.50%)±	8.17%	12-2-2031	$1,315,042	$1,318,882
Housewares: 0.10%
American Greetings Corp. (U.S. SOFR 1 Month+5.00%)±	8.73	1-8-2032	270,000	267,300
Retail: 1.20%
Great Outdoors Group LLC (U.S. SOFR 1 Month+3.25%)±	6.98	8-31-2026	530,000	531,892
Michaels Cos., Inc. (U.S. SOFR 3 Month+5.00%)±	8.73	3-15-2033	500,000	498,695
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+4.25%)±	7.98	2-3-2031	688,275	686,224
PetSmart, Inc. (U.S. SOFR 1 Month+4.00%)±	7.72	8-18-2032	497,500	498,246
Tory Burch LLC (U.S. SOFR 1 Month+4.00%)±	7.73	4-30-2031	250,000	250,105
Victra Holdings LLC (U.S. SOFR 3 Month+3.75%)±	7.48	3-29-2029	852,564	842,444
				3,307,606
Consumer, non-cyclical: 3.07%
Commercial services: 0.54%
Allied Universal Holdco LLC (U.S. SOFR 1 Month+3.25%)±	6.98	8-20-2032	992,500	995,051
Avis Budget Car Rental LLC (U.S. SOFR 1 Month+2.50%)±	6.23	7-16-2032	495,000	490,050
				1,485,101
Cosmetics/Personal Care: 0.36%
Opal Bidco SAS (U.S. SOFR 3 Month+2.50%)±	6.23	4-28-2032	992,512	993,932
Food: 0.34%
Froneri Lux Finco Sarl (U.S. SOFR 6 Month+2.50%)±	6.45	9-30-2032	199,000	197,822
TreeHouse Foods, Inc. (U.S. SOFR 1 Month+4.25%)±	7.98	2-11-2033	740,000	741,598
				939,420
Healthcare-products: 0.31%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+3.75%)±	7.48	1-15-2031	835,556	837,645
Healthcare-services: 0.98%
Modivcare Buyer LLC (U.S. SOFR 3 Month+5.00%)±	8.73	12-30-2032	653,580	547,915
Radiology Partners, Inc. (U.S. SOFR 3 Month+4.50%)±	8.23	6-30-2032	992,500	993,989
Star Parent, Inc. (U.S. SOFR 3 Month+3.50%)±	7.23	9-27-2030	1,145,366	1,149,077
				2,690,981
Pharmaceuticals: 0.54%
Endo Luxembourg Finance Co. I Sarl (U.S. SOFR 1 Month+3.75%)±	7.48	4-23-2031	1,473,750	1,474,678
Energy: 1.09%
Pipelines: 1.09%
AL NGPL Holdings LLC (U.S. SOFR 3 Month+2.00%)±	5.73	12-9-2030	1,139,609	1,138,469
Crescent Midstream Intermediate Holdings LLC (U.S. SOFR 3 Month+3.75%)±	7.40	2-18-2033	625,000	626,956
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 13

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
NorthRiver Midstream Finance LP (U.S. SOFR 3 Month+2.25%)±	5.98%	8-16-2030	$98,942	$99,190
Prairie Acquiror LP (U.S. SOFR 1 Month+3.25%)±	6.98	8-1-2029	1,123,812	1,129,431
				2,994,046
Financial: 3.46%
Diversified financial services: 1.21%
Azorra Soar TLB Finance Ltd. (U.S. SOFR 3 Month+2.50%)‡±	6.16	10-18-2029	1,979,890	1,984,839
Jane Street Group LLC (U.S. SOFR 3 Month+2.00%)±	5.67	12-15-2031	343,184	341,671
Orion Advisor Solutions, Inc. (U.S. SOFR 3 Month+2.75%)±	6.57	9-24-2030	995,000	988,642
				3,315,152
Insurance: 1.84%
Alliant Holdings Intermediate LLC (U.S. SOFR 1 Month+2.50%)±	6.23	9-19-2031	621,859	619,105
Asurion LLC (U.S. SOFR 3 Month+4.25%)±	8.07	9-19-2030	1,713,387	1,670,192
Baldwin Insurance Group Holdings LLC (U.S. SOFR 1 Month+2.50%)±	6.16	5-27-2031	744,987	735,362
Broadstreet Partners Group LLC (U.S. SOFR 1 Month+2.50%)±	6.23	6-13-2031	863,979	849,196
HUB International Ltd. (U.S. SOFR 3 Month+2.25%)±	5.98	6-20-2030	908,542	908,869
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%)±	8.48	5-6-2032	276,316	265,034
				5,047,758
REITs: 0.41%
Blackstone Mortgage Trust, Inc. (U.S. SOFR 1 Month+2.50%)±	6.23	12-10-2030	237,721	237,053
Starwood Property Trust, Inc. (U.S. SOFR 1 Month+1.75%)±	5.48	11-18-2027	902,630	900,653
				1,137,706
Industrial: 3.63%
Aerospace/defense: 1.29%
Karman Holdings, Inc. (U.S. SOFR 3 Month+2.75%)±	6.48	4-1-2032	497,500	498,992
TransDigm, Inc. (U.S. SOFR 1 Month+2.25%)±	5.98	3-22-2030	989,994	990,142
TransDigm, Inc. (U.S. SOFR 1 Month+2.50%)±	6.23	1-19-2032	2,060,000	2,062,431
				3,551,565
Building materials: 0.13%
Quikrete Holdings, Inc. (U.S. SOFR 1 Month+2.25%)±	5.98	2-10-2032	350,562	350,689
Environmental control: 0.21%
MIP V Waste Holdings LLC (U.S. SOFR 3 Month+2.50%)‡±	6.32	8-20-2032	574,224	576,377
Machinery-diversified: 0.30%
TK Elevator U.S. Newco, Inc. (U.S. SOFR 6 Month+2.75%)±	6.70	4-30-2030	832,163	835,042
See accompanying notes to portfolio of investments
14 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Metal fabricate/hardware: 0.45%
Worthington Steel, Inc. (U.S. SOFR 1 Month+4.00%)±	7.73%	6-1-2033	$1,235,000	$1,239,014
Packaging & containers: 1.25%
Clydesdale Acquisition Holdings, Inc. (U.S. SOFR 1 Month+3.18%)±	6.91	4-13-2029	1,345,474	1,312,510
Graham Packaging Company, Inc. (U.S. SOFR 1 Month+2.25%)±	5.98	8-31-2026	997,500	997,311
Mauser Packaging Solutions Holding Co. (U.S. SOFR 1 Month+3.50%)±	7.15	4-15-2030	633,413	628,136
Owens-Illinois, Inc. (U.S. SOFR 1 Month+3.00%)±	6.73	9-30-2032	497,500	490,535
				3,428,492
Technology: 2.14%
Computers: 0.22%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	6.73	3-1-2029	662,893	597,790
Software: 1.92%
Applied Systems, Inc. (U.S. SOFR 3 Month+2.25%)±	5.98	2-24-2031	621,859	610,877
AthenaHealth Group, Inc. (U.S. SOFR 1 Month+3.25%)±	6.98	2-16-2032	1,041,738	1,033,279
Cloud Software Group, Inc. (U.S. SOFR 3 Month+3.25%)±	6.98	3-21-2031	338,567	306,356
Cloud Software Group, Inc. (U.S. SOFR 3 Month+3.25%)±	6.98	8-13-2032	758,629	677,919
Ellucian Holdings, Inc. (U.S. SOFR 1 Month+4.75%)±	8.48	11-22-2032	750,000	717,375
Genesys Cloud Services, Inc. (U.S. SOFR 1 Month+2.50%)±	6.23	1-30-2032	765,236	736,463
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.48	11-28-2028	1,242,893	1,195,178
				5,277,447
Total loans (Cost $49,914,344)				49,596,133
Non-agency mortgage-backed securities: 7.35%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.28	6-15-2042	1,200,000	1,199,144
Banc of America Funding Trust Series 2005-5 Class 1A1	5.50	9-25-2035	31,930	32,046
Banc of America Funding Trust Series 2005-D Class A1±±	5.35	5-25-2035	56,437	54,779
Banc of America Mortgage Trust Series 2003-C Class 1A1±±	6.12	4-25-2033	168,850	105,112
Bank Series 2017-BNK6 Class D144A	3.10	7-15-2060	1,000,000	844,506
BX Trust Series 2019-OC11 Class D144A±±	3.94	12-9-2041	700,000	658,656
BX Trust Series 2024-BIO Class A (U.S. SOFR 1 Month+1.64%)144A±	5.32	2-15-2041	1,000,000	999,999
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.32	2-15-2041	449,000	446,197
BX Trust Series 2025-VLT6 Class B (U.S. SOFR 1 Month+1.89%)144A±	5.57	3-15-2042	1,000,000	996,261
CHL Mortgage Pass-Through Trust Series 2003-48 Class 2A2±±	6.26	10-25-2033	14,281	13,163
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR25 Class 1A1±±	3.53	9-25-2032	113,340	102,219
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR15 Class 3A1±±	6.44	6-25-2033	6,605	6,721
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 15

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR9 Class 2A2±±	5.64%	3-25-2033	$4,741	$4,726
CSMC Trust Series 2014-USA Class A1144A	3.30	9-15-2037	1,000,284	920,637
CSMC Trust Series 2014-USA Class D144A	4.37	9-15-2037	750,000	625,129
Global Mortgage Securitization Ltd. Series 2004-A Class A2 (U.S. SOFR 1 Month+0.43%)144A±	4.16	11-25-2032	3,159	3,146
GS Mortgage Securities Corp. Trust Series 2020-DUNE Class D (U.S. SOFR 1 Month+2.16%)144A±	5.85	12-15-2036	799,999	775,999
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.80	11-10-2052	1,000,000	880,304
Hawaii Hotel Trust Series 2025-MAUI Class B (U.S. SOFR 1 Month+1.74%)144A±	5.42	3-15-2042	469,000	469,879
Hudson’s Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	195,661	186,100
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A144A	3.40	6-5-2039	1,000,000	938,593
JPMorgan Mortgage Trust Series 2004-A3 Class 3A3±±	5.12	7-25-2034	1,496	1,481
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2±±	5.85	6-25-2035	38,704	38,658
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 4A2±±	4.33	1-25-2034	1,394	1,364
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 3A7±±	5.32	11-21-2034	1,966	1,952
MCR Mortgage Trust Series 2024-HF1 Class A (U.S. SOFR 1 Month+1.79%)144A±	5.47	12-15-2041	902,403	903,530
Merrill Lynch Mortgage Investors Trust Series 2003-G Class A2 (U.S. SOFR 6 Month+1.11%)±	4.81	1-25-2029	4,509	4,407
MFA Trust Series 2022-NQM1 Class M1144A±±	4.28	12-25-2066	1,000,000	880,126
MLTI Trust Series 2026-MLTI Class C10 (U.S. SOFR 1 Month+1.80%)144A±	5.48	6-15-2039	500,000	501,277
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,000,000	946,145
Morgan Stanley Capital I Trust Series 2021-230P Class A (U.S. SOFR 1 Month+1.28%)144A±	4.96	12-15-2038	1,000,000	970,406
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A±±	6.19	9-25-2034	5,350	5,161
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	4.74	1-15-2036	943,908	916,771
PFDR Trust Series 2026-DLVR Class B (U.S. SOFR 1 Month+2.10%)144A±	5.78	6-15-2043	500,000	500,313
SDAL Trust Series 2025-DAL Class A (U.S. SOFR 1 Month+2.44%)144A±	6.12	4-15-2042	791,000	791,153
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	6.62	4-15-2042	1,000,000	1,000,203
Sequoia Mortgage Trust Series 2003-1 Class 1A (U.S. SOFR 1 Month+0.87%)±	4.54	4-20-2033	1,394	1,288
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	1,000,000	725,237
SPGN Trust Series 2026-TFLM Class C (U.S. SOFR 1 Month+1.80%)144A±	5.48	2-15-2041	500,000	498,437
See accompanying notes to portfolio of investments
16 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A±±	3.55%	3-25-2034	$7,765	$6,899
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	5.77	2-15-2042	1,025,000	1,014,783
Vendee Mortgage Trust Series 2003-2ƒ±±	0.36	5-15-2033	606,889	4,873
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	197,130	179,364
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	36,583	37,744
Total non-agency mortgage-backed securities (Cost $21,253,897)				20,194,888
Yankee corporate bonds and notes: 11.36%
Communications: 2.78%
Internet: 0.80%
Prosus NV144A	4.19	1-19-2032	1,000,000	938,283
Rakuten Group, Inc.144A	9.75	4-15-2029	1,155,000	1,254,065
				2,192,348
Media: 0.81%
Videotron Ltd.144A	5.70	1-15-2035	550,000	540,598
Virgin Media Finance PLC144A	5.00	7-15-2030	430,000	264,592
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	1,190,000	978,022
VZ Secured Financing BV144A	5.00	1-15-2032	550,000	451,002
				2,234,214
Telecommunications: 1.17%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	1,450,000	1,463,415
Telecom Italia Capital SA	7.20	7-18-2036	700,000	754,936
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	185,000	180,684
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%)±	6.63	10-15-2055	825,000	822,315
				3,221,350
Consumer, cyclical: 1.21%
Airlines: 0.67%
Latam Airlines Group SA144A	7.63	1-7-2031	1,790,000	1,828,038
Auto manufacturers: 0.26%
Nissan Motor Co. Ltd.144A	8.13	7-17-2035	665,000	701,681
Entertainment: 0.20%
Banijay Entertainment SASU144A	8.13	5-1-2029	550,000	562,296
Leisure time: 0.08%
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	230,000	230,806
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 17

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 2.43%
Cosmetics/Personal Care: 0.75%
Opal Bidco SAS144A	6.50%	3-31-2032	$870,000	$875,000
Perrigo Finance Unlimited Co.	6.13	9-30-2032	1,255,000	1,192,341
				2,067,341
Food: 0.38%
Froneri Lux Finco Sarl144A	6.00	8-1-2032	1,080,000	1,055,614
Healthcare-products: 0.30%
Bausch & Lomb Corp.144A	8.38	10-1-2028	790,000	809,750
Pharmaceuticals: 1.00%
1261229 BC Ltd.144A	10.00	4-15-2032	1,430,000	1,461,815
Bausch Health Cos., Inc.144A	6.25	2-15-2029	360,000	282,600
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	900,000	996,540
				2,740,955
Energy: 0.60%
Oil & gas: 0.19%
Saturn Oil & Gas, Inc.144A	8.50	7-30-2031	500,000	501,386
Pipelines: 0.41%
Enbridge, Inc. (5 Year Treasury Constant Maturity+3.71%)±	7.38	1-15-2083	1,110,000	1,132,529
Financial: 2.53%
Banks: 1.54%
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	530,000	554,885
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	665,000	658,674
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	760,000	806,310
NatWest Group PLC (5 Year Treasury Constant Maturity+2.35%)±	3.03	11-28-2035	1,000,000	911,454
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.24%)144Aʊ±	6.63	1-8-2031	1,000,000	997,277
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	290,000	303,373
				4,231,973
Diversified financial services: 0.72%
GGAM Finance Ltd.144A	5.88	3-15-2030	1,065,000	1,058,344
goeasy Ltd.144A	7.63	7-1-2029	965,000	916,245
				1,974,589
Insurance: 0.27%
Fairfax Financial Holdings Ltd.	4.85	4-17-2028	750,000	750,347
See accompanying notes to portfolio of investments
18 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 1.11%
Electronics: 0.32%
Sensata Technologies BV144A	5.88%	9-1-2030	$875,000	$875,718
Engineering & construction: 0.19%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	500,000	525,706
Packaging & containers: 0.60%
Ardagh Group SA (PIK at 5.00%)144A¥	11.00	12-1-2030	341,797	316,568
Trivium Packaging Finance BV144A	8.25	7-15-2030	543,000	573,999
Trivium Packaging Finance BV144A	12.25	1-15-2031	675,000	746,937
				1,637,504
Technology: 0.18%
Semiconductors: 0.18%
Kioxia Holdings Corp.144A	6.63	7-24-2033	485,000	501,231
Utilities: 0.52%
Electric: 0.39%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	1,075,000	1,065,010
Water: 0.13%
Veolia Environnement SA	6.75	6-1-2038	350,000	362,131
Total yankee corporate bonds and notes (Cost $31,599,954)				31,202,517
Yankee government bonds: 0.27%
Trinidad and Tobago: 0.27%
Trinidad & Tobago144A	4.50	8-4-2026	750,000	747,000
Total yankee government bonds (Cost $749,998)				747,000

		Yield	Shares
Short-term investments: 5.27%
Investment companies: 5.27%
Allspring Government Money Market Fund Select Class♠∞##		3.59	14,493,698	14,493,698
Total short-term investments (Cost $14,493,698)				14,493,698
Total investments in securities (Cost $393,346,014)	142.77%			392,288,514
Other assets and liabilities, net	(42.77)			(117,522,886)
Total net assets	100.00%			$274,765,628

See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 19

Portfolio of investments—July 31, 2026 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $1,117,106 (original cost of $325,099), representing 0.41% of its net assets as of period end.

%%	The security is purchased on a when-issued basis.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AG	Assured Guaranty Incorporation
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian rupee
MXN	Mexican peso
REIT	Real estate investment trust
RON	Romanian lei
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,517,873	$82,272,909	$(77,297,084)	$0	$0	$14,493,698	14,493,698	$264,977
See accompanying notes to portfolio of investments
20 | Allspring Multi-Sector Income Fund

Notes to portfolio of investments—July 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Multi-Sector Income Fund | 21

Notes to portfolio of investments—July 31, 2026 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$146,971	$0	$146,971
Asset-backed securities	0	12,275,102	0	12,275,102
Common stocks
Energy	0	1,117,106	0	1,117,106
Health care	0	430,693	0	430,693
Corporate bonds and notes	0	174,798,069	0	174,798,069
Foreign corporate bonds and notes	0	32,599,257	0	32,599,257
Foreign government bonds	0	54,687,080	0	54,687,080
Loans	0	47,034,917	2,561,216	49,596,133
Non-agency mortgage-backed securities	0	20,194,888	0	20,194,888
Yankee corporate bonds and notes	0	31,202,517	0	31,202,517
Yankee government bonds	0	747,000	0	747,000
Short-term investments
Investment companies	14,493,698	0	0	14,493,698
Total assets	$14,493,698	$375,233,600	$2,561,216	$392,288,514
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance, beginning of period	Net Purchases	Net Sales/ Settlements	Accrued Discounts (Premiums)	Realized Gains (Losses)	Net Change in Unrealized gains (losses)	Transfers into Level 3	Transfers out of Level 3	Balance, end of period
Investments in:
Common stocks	$68,083	$0	$(54,786)	$0	$(345,984)	$332,687	$0	$0	$0
Loans	2,404,814	3,061,761	(992,165)	16,719	(730,251)	436,354	0	(1,636,016)	2,561,216
	$2,472,897	$3,061,761	$(1,046,951)	$16,719	$(1,076,235)	$769,041	$0	$(1,636,016)	$2,561,216

Net Change in Unrealized Gains (Losses) on Investments Held at July 31, 2026
Investments in:
Common stocks	$0
Loans	449,231
$449,231
22 | Allspring Multi-Sector Income Fund

Notes to portfolio of investments—July 31, 2026 (unaudited)
The investment types categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
Level 3 Security Types	Fair value at July 31, 2026	Valuation technique	Significant unobservable input	Weighted average	Range	Impact to valuation from an increase to input*
Loans	$2,561,216	Market Approach	Broker quotes	N/A	N/A	Increase/Decrease
* Unless otherwise noted, this column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Allspring Multi-Sector Income Fund | 23